SELECTED STATEMENT OF OPERATIONS DATA (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
General and administrative expenses:
General and administrative expenses	$ 1,934	$ 1,726	$ 1,818
General and Administrative Expense [Member]
General and administrative expenses:
Payroll and related expenses	1,298	1,105	980
Depreciation and amortization	17	21	24
Insurances	65	60	67
Office expenses	99	102	117
Professional services	269	302	368
Allowance for doubtful accounts and bad debts	0	0	33
Other	$ 186	$ 136	$ 229